GOODWILL (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill Disclosure [Abstract]
Schedule of Goodwill
	As of December 31,
	2017	2018
	US$	US$

Gross amount	327,895,884	327,895,884
Less: Accumulated impairment	(218,955,451)	(327,895,884)
	108,940,433	-

Schedule Of Changes In Goodwill
US$

Balance as of January 1, 2017	221,337,157
Foreign currency translation adjustment	14,856,086
Impairment	(127,252,810)
Balance as of December 31, 2017	108,940,433

Foreign currency translation adjustment	(3,122,082)
Impairment	(105,818,351)
Balance as of December 31, 2018	-